Revenue - Disclosure of revenues information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue [abstract]
Revenues from sale of integrated POS devices	$ 24,709	$ 19,833	$ 42,507	$ 39,952
Recurring revenues:
SaaS revenues	21,399	14,284	39,255	27,473
Payment processing fee	31,979	22,042	60,287	41,144
Total recurring revenues	53,378	36,326	99,542	68,617
Total	$ 78,087	$ 56,159	$ 142,049	$ 108,569